Bank Loan	9 Months Ended
Sep. 30, 2023
Bank Loan [Abstract]
BANK LOAN
5.	BANK LOAN

The Company has obtained in April 2023, a $2,000,0000 line of credit factoring for its North American receivables with an 85% advance rate with interest of 1.8% for the first 30 days, then 0.5% every 10 days thereafter of the face value.

This loan is collateralized by the North American receivables, inventory and equipment. As at September 30, 2023 the bank loan balance is $531,521.